Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Commitments and Contingencies (Textual)
Lease agreements, desription	We entered into 20 lease agreements with various lessors for the lease of office spaces, eight tea shops, warehouses and staff accommodations. Among the 20 lease agreements, we had 3 lease agreements matured or terminated during the period. As of June 30, 2019, we had 18 lease agreements with an aggregated monthly rental fee of $39,638 which expires during December 2019 through May 2024.
Rent expense	$ 198,918	$ 0	$ 0